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1933 Act Rule 485(a)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

August 8, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The UBS Funds (the “Trust”)

File Nos. 033-47287 and 811-06637

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR is Post-Effective Amendment Nos. 133/134 to the Registration Statement on Form N-1A of the Trust (the “Amendment”). This Amendment is being filed to add two new series’ of shares to the Trust, designated as the UBS Engage for Impact Fund, Class A Shares and Class P Shares and UBS Sustainable Development Bank Bond Fund, Class A Shares, Class P Shares and Class P2 Shares series’ of shares (the “Funds”).

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Jamie M. Gershkow at (215) 564-8543.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell

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